Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Income (Loss) Per Share [Abstract]
Schedule of Net Income (Loss) Per Share

The calculation of the net income (loss) per share is as follows:

	For the years ended December 31,
	2022	2023	2024
Numerator:
Net loss attributable to AirNet Technology Inc.’s ordinary shareholders	$(13,335)	$(574)	$(13,651)

Denominator:
Weighted average ordinary shares outstanding used in calculating net loss per ordinary share/ADS
Basic and diluted	7,803,348	6,571,281	11,199,744

Net loss per ordinary share/ADS
Basic and diluted	$(1.71)	$(0.09)	$(1.22)